Shareholder Report	6 Months Ended
Jan. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Pioneer Series Trust IV
Entity Central Index Key	0001331854
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
C000028039 [Member]
Shareholder Report [Line Items]
Fund Name	Pioneer Balanced ESG Fund
Class Name	Class A
Trading Symbol	AOBLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Pioneer Balanced ESG Fund (“Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-225-6292
Additional Information Website	https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$46	0.89%^
^	Annualized

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.89%	[1]
Net Assets	$ 418,899,789
Holdings Count | Holding	756	[2]
Investment Company Portfolio Turnover	21.00%	[3]
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of January 31, 2025)
Fund net assets	$418,899,789%
Total number of portfolio holdings	756^^
Portfolio turnover rate	21%≈
^^	Excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
≈	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.

Holdings [Text Block]
SECTOR DISTRIBUTION
(as of January 31, 2025 )*
Information Technology	18.5%
Financials	15.7%
U.S. Government	12.9%
Health Care	8.0%
Communication Services	7.8%
Industrials	6.2%
Basic Materials	5.0%
Mortgage Securities	4.3%
Consumer Discretionary	4.1%
Asset Backed Securities	3.8%
Energy	3.6%
Real Estate	3.6%
Consumer Staples	2.2%
Consumer, Cyclical	1.7%
Utilities	1.1%
Consumer, Non-cyclical	0.9%
Affiliated Closed-End Fund∞	0.3%
Industrial	0.1%
Foreign Government	0.1%
Government	0.1%
*	As a percentage of total investments excluding short‑term investments, TBA sales commitments and all derivative contracts except for options purchased.
∞	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Amundi Asset Management US, Inc.

Material Fund Change [Text Block]
Material Fund Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi. On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”). Victory Capital is headquartered in San Antonio, Texas. The closing of the Transaction is subject to certain regulatory approvals and other conditions. There is no assurance that the Transaction will close.
Under the terms of the Transaction, subject to Fund shareholder approval, the Fund is expected to be reorganized into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital (the “Reorganization”). The Fund’s Board of Trustees has approved the Reorganization. The Reorganization is contingent upon the completion of certain conditions, including approval by the shareholders of the Fund. There is no assurance that the shareholders of the Fund will approve the proposal to reorganize the Fund.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 1, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 1, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Updated Prospectus Phone Number	1-800-225-6292
Updated Prospectus Web Address	https://www.amundi.com/usinvestors/Products/Mutual-Funds
C000028041 [Member]
Shareholder Report [Line Items]
Fund Name	Pioneer Balanced ESG Fund
Class Name	Class C
Trading Symbol	PCBCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Pioneer Balanced ESG Fund (“Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-225-6292
Additional Information Website	https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$84	1.64%^
^	Annualized

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.64%	[4]
Net Assets	$ 418,899,789
Holdings Count | Holding	756	[5]
Investment Company Portfolio Turnover	21.00%	[6]
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of January 31, 2025)
Fund net assets	$418,899,789%
Total number of portfolio holdings	756^^
Portfolio turnover rate	21%≈
^^	Excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
≈	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.

Holdings [Text Block]
SECTOR DISTRIBUTION
(as of January 31, 2025 )*
Information Technology	18.5%
Financials	15.7%
U.S. Government	12.9%
Health Care	8.0%
Communication Services	7.8%
Industrials	6.2%
Basic Materials	5.0%
Mortgage Securities	4.3%
Consumer Discretionary	4.1%
Asset Backed Securities	3.8%
Energy	3.6%
Real Estate	3.6%
Consumer Staples	2.2%
Consumer, Cyclical	1.7%
Utilities	1.1%
Consumer, Non-cyclical	0.9%
Affiliated Closed-End Fund∞	0.3%
Industrial	0.1%
Foreign Government	0.1%
Government	0.1%
*	As a percentage of total investments excluding short‑term investments, TBA sales commitments and all derivative contracts except for options purchased.
∞	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Amundi Asset Management US, Inc.

Material Fund Change [Text Block]
Material Fund Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi. On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”). Victory Capital is headquartered in San Antonio, Texas. The closing of the Transaction is subject to certain regulatory approvals and other conditions. There is no assurance that the Transaction will close.
Under the terms of the Transaction, subject to Fund shareholder approval, the Fund is expected to be reorganized into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital (the “Reorganization”). The Fund’s Board of Trustees has approved the Reorganization. The Reorganization is contingent upon the completion of certain conditions, including approval by the shareholders of the Fund. There is no assurance that the shareholders of the Fund will approve the proposal to reorganize the Fund.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 1, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 1, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Updated Prospectus Phone Number	1-800-225-6292
Updated Prospectus Web Address	https://www.amundi.com/usinvestors/Products/Mutual-Funds
C000166298 [Member]
Shareholder Report [Line Items]
Fund Name	Pioneer Balanced ESG Fund
Class Name	Class K
Trading Symbol	PCBKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Pioneer Balanced ESG Fund (“Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-225-6292
Additional Information Website	https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$30	0.59%^
^	Annualized

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%	[7]
Net Assets	$ 418,899,789
Holdings Count | Holding	756	[8]
Investment Company Portfolio Turnover	21.00%	[9]
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of January 31, 2025)
Fund net assets	$418,899,789%
Total number of portfolio holdings	756^^
Portfolio turnover rate	21%≈
^^	Excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
≈	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.

Holdings [Text Block]
SECTOR DISTRIBUTION
(as of January 31, 2025 )*
Information Technology	18.5%
Financials	15.7%
U.S. Government	12.9%
Health Care	8.0%
Communication Services	7.8%
Industrials	6.2%
Basic Materials	5.0%
Mortgage Securities	4.3%
Consumer Discretionary	4.1%
Asset Backed Securities	3.8%
Energy	3.6%
Real Estate	3.6%
Consumer Staples	2.2%
Consumer, Cyclical	1.7%
Utilities	1.1%
Consumer, Non-cyclical	0.9%
Affiliated Closed-End Fund∞	0.3%
Industrial	0.1%
Foreign Government	0.1%
Government	0.1%
*	As a percentage of total investments excluding short‑term investments, TBA sales commitments and all derivative contracts except for options purchased.
∞	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Amundi Asset Management US, Inc.

Material Fund Change [Text Block]
Material Fund Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi. On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”). Victory Capital is headquartered in San Antonio, Texas. The closing of the Transaction is subject to certain regulatory approvals and other conditions. There is no assurance that the Transaction will close.
Under the terms of the Transaction, subject to Fund shareholder approval, the Fund is expected to be reorganized into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital (the “Reorganization”). The Fund’s Board of Trustees has approved the Reorganization. The Reorganization is contingent upon the completion of certain conditions, including approval by the shareholders of the Fund. There is no assurance that the shareholders of the Fund will approve the proposal to reorganize the Fund.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 1, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 1, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Updated Prospectus Phone Number	1-800-225-6292
Updated Prospectus Web Address	https://www.amundi.com/usinvestors/Products/Mutual-Funds
C000160063 [Member]
Shareholder Report [Line Items]
Fund Name	Pioneer Balanced ESG Fund
Class Name	Class R
Trading Symbol	CBPRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Pioneer Balanced ESG Fund (“Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-225-6292
Additional Information Website	https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$65	1.26%^
^	Annualized

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.26%	[10]
Net Assets	$ 418,899,789
Holdings Count | Holding	756	[11]
Investment Company Portfolio Turnover	21.00%	[12]
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of January 31, 2025)
Fund net assets	$418,899,789%
Total number of portfolio holdings	756^^
Portfolio turnover rate	21%≈
^^	Excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
≈	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.

Holdings [Text Block]
SECTOR DISTRIBUTION
(as of January 31, 2025 )*
Information Technology	18.5%
Financials	15.7%
U.S. Government	12.9%
Health Care	8.0%
Communication Services	7.8%
Industrials	6.2%
Basic Materials	5.0%
Mortgage Securities	4.3%
Consumer Discretionary	4.1%
Asset Backed Securities	3.8%
Energy	3.6%
Real Estate	3.6%
Consumer Staples	2.2%
Consumer, Cyclical	1.7%
Utilities	1.1%
Consumer, Non-cyclical	0.9%
Affiliated Closed-End Fund∞	0.3%
Industrial	0.1%
Foreign Government	0.1%
Government	0.1%
*	As a percentage of total investments excluding short‑term investments, TBA sales commitments and all derivative contracts except for options purchased.
∞	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Amundi Asset Management US, Inc.

Material Fund Change [Text Block]
Material Fund Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi. On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”). Victory Capital is headquartered in San Antonio, Texas. The closing of the Transaction is subject to certain regulatory approvals and other conditions. There is no assurance that the Transaction will close.
Under the terms of the Transaction, subject to Fund shareholder approval, the Fund is expected to be reorganized into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital (the “Reorganization”). The Fund’s Board of Trustees has approved the Reorganization. The Reorganization is contingent upon the completion of certain conditions, including approval by the shareholders of the Fund. There is no assurance that the shareholders of the Fund will approve the proposal to reorganize the Fund.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 1, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 1, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Updated Prospectus Phone Number	1-800-225-6292
Updated Prospectus Web Address	https://www.amundi.com/usinvestors/Products/Mutual-Funds
C000028042 [Member]
Shareholder Report [Line Items]
Fund Name	Pioneer Balanced ESG Fund
Class Name	Class Y
Trading Symbol	AYBLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Pioneer Balanced ESG Fund (“Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-225-6292
Additional Information Website	https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$36	0.69%^
^	Annualized

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.69%	[13]
Net Assets	$ 418,899,789
Holdings Count | Holding	756	[14]
Investment Company Portfolio Turnover	21.00%	[15]
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of January 31, 2025)
Fund net assets	$418,899,789%
Total number of portfolio holdings	756^^
Portfolio turnover rate	21%≈
^^	Excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
≈	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.

Holdings [Text Block]
SECTOR DISTRIBUTION
(as of January 31, 2025 )*
Information Technology	18.5%
Financials	15.7%
U.S. Government	12.9%
Health Care	8.0%
Communication Services	7.8%
Industrials	6.2%
Basic Materials	5.0%
Mortgage Securities	4.3%
Consumer Discretionary	4.1%
Asset Backed Securities	3.8%
Energy	3.6%
Real Estate	3.6%
Consumer Staples	2.2%
Consumer, Cyclical	1.7%
Utilities	1.1%
Consumer, Non-cyclical	0.9%
Affiliated Closed-End Fund∞	0.3%
Industrial	0.1%
Foreign Government	0.1%
Government	0.1%
*	As a percentage of total investments excluding short‑term investments, TBA sales commitments and all derivative contracts except for options purchased.
∞	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Amundi Asset Management US, Inc.

Material Fund Change [Text Block]
Material Fund Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi. On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”). Victory Capital is headquartered in San Antonio, Texas. The closing of the Transaction is subject to certain regulatory approvals and other conditions. There is no assurance that the Transaction will close.
Under the terms of the Transaction, subject to Fund shareholder approval, the Fund is expected to be reorganized into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital (the “Reorganization”). The Fund’s Board of Trustees has approved the Reorganization. The Reorganization is contingent upon the completion of certain conditions, including approval by the shareholders of the Fund. There is no assurance that the shareholders of the Fund will approve the proposal to reorganize the Fund.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 1, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 1, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Updated Prospectus Phone Number	1-800-225-6292
Updated Prospectus Web Address	https://www.amundi.com/usinvestors/Products/Mutual-Funds
C000108029 [Member]
Shareholder Report [Line Items]
Fund Name	Pioneer Multi-Asset Income Fund
Class Name	Class A
Trading Symbol	PMAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Pioneer Multi-Asset Income Fund (“Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-225-6292
Additional Information Website	https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$41	0.81%^
^	Annualized

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.81%	[16]
Net Assets	$ 4,332,271,278
Holdings Count | Holding	526	[17]
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of January 31, 2025)
Fund net assets	$4,332,271,278%
Total number of portfolio holdings	526^^
Portfolio turnover rate	25%
^^	Excluding short‑term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
SECTOR DISTRIBUTION
(as of January 31, 2025 )*
Financials	35.2%
U.S. Government	13.3%
Information Technology	10.8%
Energy	7.7%
Health Care	6.5%
Basic Materials	5.1%
Mortgage Securities	4.3%
Industrials	3.4%
Consumer Discretionary	3.0%
Utilities	2.5%
Asset Backed Securities	2.2%
Communication Services	1.9%
Foreign Government	1.4%
Consumer, Cyclical	0.9%
Consumer Staples	0.7%
Real Estate	0.3%
Closed-End Funds	0.3%
Consumer, Non-cyclical	0.2%
Over The Counter (OTC) Currency Put Option Purchased	0.2%
Materials	0.1%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi. On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”). Victory Capital is headquartered in San Antonio, Texas. The closing of the Transaction is subject to certain regulatory approvals and other conditions. There is no assurance that the Transaction will close.
Under the terms of the Transaction, subject to Fund shareholder approval, the Fund is expected to be reorganized into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital (the “Reorganization”). The Fund’s Board of Trustees has approved the Reorganization. The Reorganization is contingent upon the completion of certain conditions, including approval by the shareholders of the Fund. There is no assurance that the shareholders of the Fund will approve the proposal to reorganize the Fund.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 1, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 1, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Updated Prospectus Phone Number	1-800-225-6292
Updated Prospectus Web Address	https://www.amundi.com/usinvestors/Products/Mutual-Funds
C000108030 [Member]
Shareholder Report [Line Items]
Fund Name	Pioneer Multi-Asset Income Fund
Class Name	Class C
Trading Symbol	PMACX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Pioneer Multi-Asset Income Fund (“Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-225-6292
Additional Information Website	https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$81	1.58%^
^	Annualized

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.58%	[18]
Net Assets	$ 4,332,271,278
Holdings Count | Holding	526	[19]
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of January 31, 2025)
Fund net assets	$4,332,271,278%
Total number of portfolio holdings	526^^
Portfolio turnover rate	25%
^^	Excluding short‑term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
SECTOR DISTRIBUTION
(as of January 31, 2025 )*
Financials	35.2%
U.S. Government	13.3%
Information Technology	10.8%
Energy	7.7%
Health Care	6.5%
Basic Materials	5.1%
Mortgage Securities	4.3%
Industrials	3.4%
Consumer Discretionary	3.0%
Utilities	2.5%
Asset Backed Securities	2.2%
Communication Services	1.9%
Foreign Government	1.4%
Consumer, Cyclical	0.9%
Consumer Staples	0.7%
Real Estate	0.3%
Closed-End Funds	0.3%
Consumer, Non-cyclical	0.2%
Over The Counter (OTC) Currency Put Option Purchased	0.2%
Materials	0.1%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi. On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”). Victory Capital is headquartered in San Antonio, Texas. The closing of the Transaction is subject to certain regulatory approvals and other conditions. There is no assurance that the Transaction will close.
Under the terms of the Transaction, subject to Fund shareholder approval, the Fund is expected to be reorganized into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital (the “Reorganization”). The Fund’s Board of Trustees has approved the Reorganization. The Reorganization is contingent upon the completion of certain conditions, including approval by the shareholders of the Fund. There is no assurance that the shareholders of the Fund will approve the proposal to reorganize the Fund.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 1, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 1, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Updated Prospectus Phone Number	1-800-225-6292
Updated Prospectus Web Address	https://www.amundi.com/usinvestors/Products/Mutual-Funds
C000149634 [Member]
Shareholder Report [Line Items]
Fund Name	Pioneer Multi-Asset Income Fund
Class Name	Class K
Trading Symbol	PMFKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Pioneer Multi-Asset Income Fund (“Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-225-6292
Additional Information Website	https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$27	0.52%^
^	Annualized

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.52%	[20]
Net Assets	$ 4,332,271,278
Holdings Count | Holding	526	[21]
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of January 31, 2025)
Fund net assets	$4,332,271,278%
Total number of portfolio holdings	526^^
Portfolio turnover rate	25%
^^	Excluding short‑term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
SECTOR DISTRIBUTION
(as of January 31, 2025 )*
Financials	35.2%
U.S. Government	13.3%
Information Technology	10.8%
Energy	7.7%
Health Care	6.5%
Basic Materials	5.1%
Mortgage Securities	4.3%
Industrials	3.4%
Consumer Discretionary	3.0%
Utilities	2.5%
Asset Backed Securities	2.2%
Communication Services	1.9%
Foreign Government	1.4%
Consumer, Cyclical	0.9%
Consumer Staples	0.7%
Real Estate	0.3%
Closed-End Funds	0.3%
Consumer, Non-cyclical	0.2%
Over The Counter (OTC) Currency Put Option Purchased	0.2%
Materials	0.1%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi. On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”). Victory Capital is headquartered in San Antonio, Texas. The closing of the Transaction is subject to certain regulatory approvals and other conditions. There is no assurance that the Transaction will close.
Under the terms of the Transaction, subject to Fund shareholder approval, the Fund is expected to be reorganized into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital (the “Reorganization”). The Fund’s Board of Trustees has approved the Reorganization. The Reorganization is contingent upon the completion of certain conditions, including approval by the shareholders of the Fund. There is no assurance that the shareholders of the Fund will approve the proposal to reorganize the Fund.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 1, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 1, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Updated Prospectus Phone Number	1-800-225-6292
Updated Prospectus Web Address	https://www.amundi.com/usinvestors/Products/Mutual-Funds
C000149635 [Member]
Shareholder Report [Line Items]
Fund Name	Pioneer Multi-Asset Income Fund
Class Name	Class R
Trading Symbol	PMFRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Pioneer Multi-Asset Income Fund (“Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-225-6292
Additional Information Website	https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$57	1.11%^
^	Annualized

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.11%	[22]
Net Assets	$ 4,332,271,278
Holdings Count | Holding	526	[23]
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of January 31, 2025)
Fund net assets	$4,332,271,278%
Total number of portfolio holdings	526^^
Portfolio turnover rate	25%
^^	Excluding short‑term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
SECTOR DISTRIBUTION
(as of January 31, 2025 )*
Financials	35.2%
U.S. Government	13.3%
Information Technology	10.8%
Energy	7.7%
Health Care	6.5%
Basic Materials	5.1%
Mortgage Securities	4.3%
Industrials	3.4%
Consumer Discretionary	3.0%
Utilities	2.5%
Asset Backed Securities	2.2%
Communication Services	1.9%
Foreign Government	1.4%
Consumer, Cyclical	0.9%
Consumer Staples	0.7%
Real Estate	0.3%
Closed-End Funds	0.3%
Consumer, Non-cyclical	0.2%
Over The Counter (OTC) Currency Put Option Purchased	0.2%
Materials	0.1%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi. On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”). Victory Capital is headquartered in San Antonio, Texas. The closing of the Transaction is subject to certain regulatory approvals and other conditions. There is no assurance that the Transaction will close.
Under the terms of the Transaction, subject to Fund shareholder approval, the Fund is expected to be reorganized into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital (the “Reorganization”). The Fund’s Board of Trustees has approved the Reorganization. The Reorganization is contingent upon the completion of certain conditions, including approval by the shareholders of the Fund. There is no assurance that the shareholders of the Fund will approve the proposal to reorganize the Fund.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 1, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 1, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Updated Prospectus Phone Number	1-800-225-6292
Updated Prospectus Web Address	https://www.amundi.com/usinvestors/Products/Mutual-Funds
C000108031 [Member]
Shareholder Report [Line Items]
Fund Name	Pioneer Multi-Asset Income Fund
Class Name	Class Y
Trading Symbol	PMFYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Pioneer Multi-Asset Income Fund (“Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-225-6292
Additional Information Website	https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$32	0.63%^
^	Annualized

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%	[24]
Net Assets	$ 4,332,271,278
Holdings Count | Holding	526	[25]
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of January 31, 2025)
Fund net assets	$4,332,271,278%
Total number of portfolio holdings	526^^
Portfolio turnover rate	25%
^^	Excluding short‑term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
SECTOR DISTRIBUTION
(as of January 31, 2025 )*
Financials	35.2%
U.S. Government	13.3%
Information Technology	10.8%
Energy	7.7%
Health Care	6.5%
Basic Materials	5.1%
Mortgage Securities	4.3%
Industrials	3.4%
Consumer Discretionary	3.0%
Utilities	2.5%
Asset Backed Securities	2.2%
Communication Services	1.9%
Foreign Government	1.4%
Consumer, Cyclical	0.9%
Consumer Staples	0.7%
Real Estate	0.3%
Closed-End Funds	0.3%
Consumer, Non-cyclical	0.2%
Over The Counter (OTC) Currency Put Option Purchased	0.2%
Materials	0.1%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi. On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”). Victory Capital is headquartered in San Antonio, Texas. The closing of the Transaction is subject to certain regulatory approvals and other conditions. There is no assurance that the Transaction will close.
Under the terms of the Transaction, subject to Fund shareholder approval, the Fund is expected to be reorganized into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital (the “Reorganization”). The Fund’s Board of Trustees has approved the Reorganization. The Reorganization is contingent upon the completion of certain conditions, including approval by the shareholders of the Fund. There is no assurance that the shareholders of the Fund will approve the proposal to reorganize the Fund.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 1, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 1, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Updated Prospectus Phone Number	1-800-225-6292
Updated Prospectus Web Address	https://www.amundi.com/usinvestors/Products/Mutual-Funds
C000228471 [Member]
Shareholder Report [Line Items]
Fund Name	Pioneer Securitized Income Fund
Class Name	Class A
Trading Symbol	SIFFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Pioneer Securitized Income Fund (“Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-225-6292
Additional Information Website	https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$46	0.90%^
^	Annualized

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%	[26]
Net Assets	$ 153,803,217
Holdings Count | Holding	245	[27]
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of January 31, 2025)
Fund net assets	$153,803,217%
Total number of portfolio holdings	245^^
Portfolio turnover rate	8%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
PORTFOLIO DIVERSIFICATION
(as of January 31, 2025 ) *
Collateralized Mortgage Obligations	39.4%
Asset Backed Securities	31.5%
U.S. Government and Agency Obligations	18.0%
Commercial Mortgage-Backed Securities	11.1%
Corporate Bonds	0.0%†
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
†	Amount rounds to less than 0.1%.

Material Fund Change [Text Block]
Material Fund Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi. On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”). Victory Capital is headquartered in San Antonio, Texas. The closing of the Transaction is subject to certain regulatory approvals and other conditions. There is no assurance that the Transaction will close.
Under the terms of the Transaction, subject to Fund shareholder approval, the Fund is expected to be reorganized into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital (the “Reorganization”). The Fund’s Board of Trustees has approved the Reorganization. The Reorganization is contingent upon the completion of certain conditions, including approval by the shareholders of the Fund. There is no assurance that the shareholders of the Fund will approve the proposal to reorganize the Fund.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 1, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 1, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Updated Prospectus Phone Number	1-800-225-6292
Updated Prospectus Web Address	https://www.amundi.com/usinvestors/Products/Mutual-Funds
C000228470 [Member]
Shareholder Report [Line Items]
Fund Name	Pioneer Securitized Income Fund
Class Name	Class Y
Trading Symbol	SYFFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Pioneer Securitized Income Fund (“Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-225-6292
Additional Information Website	https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$33	0.65%^
^	Annualized

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%	[28]
Net Assets	$ 153,803,217
Holdings Count | Holding	245	[29]
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of January 31, 2025)
Fund net assets	$153,803,217%
Total number of portfolio holdings	245^^
Portfolio turnover rate	8%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
PORTFOLIO DIVERSIFICATION
(as of January 31, 2025 ) *
Collateralized Mortgage Obligations	39.4%
Asset Backed Securities	31.5%
U.S. Government and Agency Obligations	18.0%
Commercial Mortgage-Backed Securities	11.1%
Corporate Bonds	0.0%†
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
†	Amount rounds to less than 0.1%.

Material Fund Change [Text Block]
Material Fund Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi. On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”). Victory Capital is headquartered in San Antonio, Texas. The closing of the Transaction is subject to certain regulatory approvals and other conditions. There is no assurance that the Transaction will close.
Under the terms of the Transaction, subject to Fund shareholder approval, the Fund is expected to be reorganized into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital (the “Reorganization”). The Fund’s Board of Trustees has approved the Reorganization. The Reorganization is contingent upon the completion of certain conditions, including approval by the shareholders of the Fund. There is no assurance that the shareholders of the Fund will approve the proposal to reorganize the Fund.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 1, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 1, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Updated Prospectus Phone Number	1-800-225-6292
Updated Prospectus Web Address	https://www.amundi.com/usinvestors/Products/Mutual-Funds

[1]	Annualized
[2]	Excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
[3]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
[4]	Annualized
[5]	Excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
[6]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
[7]	Annualized
[8]	Excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
[9]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
[10]	Annualized
[11]	Excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
[12]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
[13]	Annualized
[14]	Excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
[15]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
[16]	Annualized
[17]	Excluding short‑term investments and all derivative contracts except for options purchased.
[18]	Annualized
[19]	Excluding short‑term investments and all derivative contracts except for options purchased.
[20]	Annualized
[21]	Excluding short‑term investments and all derivative contracts except for options purchased.
[22]	Annualized
[23]	Excluding short‑term investments and all derivative contracts except for options purchased.
[24]	Annualized
[25]	Excluding short‑term investments and all derivative contracts except for options purchased.
[26]	Annualized
[27]	Excluding short-term investments and all derivative contracts except for options purchased.
[28]	Annualized
[29]	Excluding short-term investments and all derivative contracts except for options purchased.